Cover Page Document	Apr. 30, 2020
Entity Information [Line Items]
Entity Central Index Key	0000318154
Amendment Flag	false
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
Entity Incorporation, State or Country Code	DE
Document Type	8-K
Document Period End Date	Apr. 30, 2020
Entity Registrant Name	Amgen Inc.
Entity File Number	001-37702
Entity Tax Identification Number	95-3540776
Entity Address, Address Line One	One Amgen Center Drive
Entity Address, City or Town	Thousand Oaks
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91320-1799
City Area Code	805
Local Phone Number	447-1000
Entity Emerging Growth Company	false
NEW YORK STOCK EXCHANGE, INC. [Member] | 1.250% Senior Notes Due 2022 [Member]
Entity Information [Line Items]
Security Exchange Name	NYSE
Trading Symbol	AMGN22
Title of 12(b) Security	1.250% Senior Notes Due 2022
NEW YORK STOCK EXCHANGE, INC. [Member] | 2.00% Senior Notes Due 2026 [Member]
Entity Information [Line Items]
Security Exchange Name	NYSE
Trading Symbol	AMGN26
Title of 12(b) Security	2.000% Senior Notes Due 2026
NASDAQ/NGS (GLOBAL SELECT MARKET) [Member] | Common Stock [Member]
Entity Information [Line Items]
Security Exchange Name	NASDAQ
Trading Symbol	AMGN
Title of 12(b) Security	Common stock, $0.0001 par value